Research and Development, Net (Details) - Schedule of research and development, net - Research and Development Expense [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development, Net (Details) - Schedule of research and development, net [Line Items]
Payroll and related expenses	[1]	$ 5,922	$ 5,679	$ 5,793
Subcontracted work and consulting		1,534	3,123	1,744
Share-based payments to service provider		67	37	43
Rent and office maintenance		671	720	629
Travel expenses		54	236	76
Other		415	492	393
Sales of prototypes		(100)	(77)	(40)
Research and development total		$ 8,563	$ 10,210	$ 8,638

[1]	Includes share-based payment of $402, $531 and $578 in 2020, 2019 and 2018, respectively.